Joint arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Summary of interest percentage in joint ventures	(a) Interest percentage in joint ventures

		Group interest %
Entity	Principal activity	2025	2024
North West Shelf Gas Pty Ltd	Contract administration services for venturers for LNG sales to Japan. Marketing and administration services for venturers for gas processing.	33.3	33.3
North West Shelf Liaison Company Pty Ltd[1]	Liaison for venturers in the sale of LNG to the Japanese market.	—	33.3
China Administration Company Pty Ltd	Contract administration services for venturers for LNG sales to China.	33.3	33.3
North West Shelf Shipping Service Company Pty Ltd[2]	LNG vessel fleet advisor.	—	33.3
North West Shelf Lifting Coordinator Pty Ltd	Allocating, scheduling and administering the lifting of LNG and pipeline gas.	33.3	33.3
1.Entity was deregistered on 29 August 2025.
2.Entity was deregistered on 20 September 2025.
Summary of interest percentage in joint operations	(b) Interest percentage in joint operations

	Group interest %[1]
	2025	2024

Producing and developing assets
Australia
Scarborough	74.9	74.9
North West Shelf	25.0 - 66.7	25.0 - 66.7
Greater Enfield and Vincent	60.0	60.0
Pluto	90.0	90.0
Pluto Train 2	51.0	51.0
Wheatstone	13.0 - 65.0	13.0 - 65.0
Bass Strait	25.0 - 50.0	25.0 - 50.0
Macedon	71.4	71.4
Pyrenees	40.0 - 71.4	40.0 - 71.4
International
Sangomar	82.0	82.0
Atlantis	44.0	44.0
Mad Dog	23.9	23.9
Shenzi	72.0	72.0
Trion	60.0	60.0
Greater Angostura[2]	—	45.0 - 68.5
Exploration and evaluation assets
Oceania
Browse Basin	30.6	30.6
Carnarvon Basin	31.6 - 70.0	31.6 - 70.0
Bonaparte Basin	26.7 - 35.0	26.7 - 35.0
Africa
Congo	22.5	22.5
Senegal	90.0	90.0
Egypt[3]	27.0 - 40.0	25.0 - 45.0
Americas
US Gulf of America[4]	17.5 - 75.0	23.9 - 75.0
Liard	50.0	50.0
Kitimat	50.0	50.0
Asia
Myanmar	45.0	45.0
Sunrise	33.4	33.4
Caribbean
Barbados	60.0	60.0
Calypso	70.0	70.0
Other Joint Operations
Angel CCS	20.0	20.0
Bonaparte Basin CCS	21.0	21.0
Pluto LNG Trucking	50.0	50.0
NeoSmelt[5]	20.0	—
1.Certain arrangements included in the table are unincorporated contractual arrangements under which the Group has direct rights to specific assets and obligations for specific liabilities. Accordingly, the Group recognises its proportionate share of interest in those assets, liabilities, revenues, and expenses in accordance with the contractual arrangements.
2.The Group divested its interests in the Angostura and Ruby fields in 2025.
3.The Red Sea Block 1 licence in Egypt expired in 2025.
4.Various licences were assigned or relinquished/expired in 2025.
5.The Group joined the NeoSmelt project in 2025.